Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	$ 228	$ 219
Commitments to originate loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	4,927	3,956
Unused lines of credit and letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	50,737	58,604
Performance standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments		$ 54